Organization and Nature of Business (Details Textual 1)	1 Months Ended
	Jan. 29, 2016	Dec. 29, 2013 USD ($) $ / shares $ / warrant shares	Dec. 21, 2012 USD ($) Tradingdays $ / shares $ / warrant shares	Dec. 29, 2011 USD ($) Tradingdays $ / shares $ / warrant shares	Feb. 28, 2010	Dec. 31, 2015 USD ($)	Dec. 31, 2009 $ / shares
Debt Instrument [Line Items]
Exercise price of warrants | $ / shares							$ 1.05
Reduction in exercise price of warrants | $ / warrant			0.25
Ratio of forward stock splits issued and outstanding shares					1.3157895:1
Subsequent Event
Debt Instrument [Line Items]
Business acquisition, ownership percentage	95.00%
Merger agreement, Description	The Company filed a 14A and is awaiting approval from the SEC on certain proposals to amend the Articles of Incorporation to increase of the authorized shares of common stock to 100,000,000 shares, to effect the creation of 5,000,000 shares of "blank check" preferred stock, to approve a reverse stock split of the common stock 1 for 250, and to change the name of the corporation to Ecoark Holdings Inc. Upon approval by the SEC, it is anticipated that the merger will be completed in March 2016.
Ratio of forward stock splits issued and outstanding shares	1 for 250
Warrant
Debt Instrument [Line Items]
Exercise price of warrants | $ / shares		$ 0.25	$ 0.5	$ 1.25
Reduction in exercise price of warrants | $ / warrant		0.10	0.25	0.50
Number of common stock called by warrants | shares		3,385,300	3,385,300	3,385,300
Warrant
Debt Instrument [Line Items]
Number of common stock called by warrants | shares		2,660,000
Warrants expiration date		Dec. 31, 2014
Warrants extended expiration date		Dec. 31, 2016
Original Issue Discount Senior Secured Convertible Promissory Notes
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes		$ 2,400,000	$ 2,000,000	$ 2,660,000
Debt instrument converted amount				$ 260,000
Aggregate principal amount converted into shares | shares				1,040,000
Debt instrument convertible conversion price | $ / shares				$ 0.25
Debt Instrument, Maturity Date		Dec. 31, 2013	Dec. 31, 2012
Debt instrument extended maturity date		Dec. 31, 2014	Dec. 31, 2013
Debt conversion shares issued | shares				1,300,000
Interest conversion rate			90.00%
Trading days | Tradingdays			20
Interest rate on quarterly basis			10.00%
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 1
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes				$ 2,000,000
Aggregate remaining principal amount of 2009 notes				$ 400,000
Debt Instrument, Maturity Date				Dec. 31, 2011
Debt instrument extended maturity date				Dec. 31, 2012
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 2
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes				$ 2,000,000
Debt instrument convertible conversion price | $ / shares				$ 0.25
Initial conversion price | $ / shares				$ 1.00
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 3
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes				$ 400,000		$ 2,400,000
Interest conversion rate				10.00%
Trading days | Tradingdays				20
Interest rate on quarterly basis				90.00%